Insurance services - Summary of Information Regarding Movement of Total VOBA Contracts (Detail) - 9 months ended Mar. 31, 2024 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Separate Accounts Disclosure [Abstract]
Beginning balance	₨ 221,738.5	$ 2,660.6
Amortization	(16,707.7)	(200.5)
Experience Adjustment	(635.1)	(7.6)
Ending balance	₨ 204,395.7	$ 2,452.5